Share Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

Note 13:- SHARE BASED COMPENSATION

a.	General:

During 2016, the Company adopted the 2016 Share Incentive Plan (the “2016 Plan”) which provides the Company with the ability to grant its employees, directors and service providers options to purchase Ordinary Shares of the Company, at a purchase price as determined by the Board of Directors at the date of grant. Pursuant to the 2016 Plan, 3,384,454 shares of Ordinary shares were reserved for issuance under the 2016 Plan. Each option granted under the Plan expires no later than seven years from the date of grant or 60 days after termination of employment. The options generally vest over four years of employment. The vesting period of the share options is generally four years.

In August 2021, the Board of the Company approved and in September 2021 the shareholders approved, the Arbe Robotics Ltd. 2021 Equity Incentive Plan (the “2021 Plan”) which became effective on October 7, 2021. The 2021 Plan covers (a) 4,079,427 ordinary shares plus (b) and without the need to further amend the Plan on January 1 of each calendar year beginning on January 1, 2022 and ending on and including January 1, 2031), a number of Shares equal to the lesser of: (i) 5% of the total number of ordinary shares outstanding on December 31 of the immediately preceding calendar year, and (ii) an amount determined by the Board, if so determined prior to the January 1 of the calendar year in which the increase will occur. Upon the adoption of the 2021 Plan, the Company will no longer grant any awards under the 2016 Plan, although previously granted options under the 2016 Plan will remain outstanding and governed by the 2016 Plan and awards available for grant under the 2016 Plan which had not been issued or which expired unexercised may be issued pursuant to the 2021 Plan. The vesting period of the share options is generally four years. Generally, under the terms of the Plans, unless determined otherwise, 25% of an award granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years.

b.	Share option and RSU’s plans:

A summary of the stock option activity under the Company’s equity plans during the years ended December 31, 2022, 2021 and 2020 is as follows:

	Outstanding share options	Weighted- average exercise price ($)	Weighted average remaining contractual life (years)	Aggregate intrinsic value ($ in thousands)
Options:

Outstanding as of December 31, 2019	3,555,804	0.652	5.024	109,779

Granted	932,835	1.199
Forfeited	(494,450)	1.042
Exercised	(226,155)	0.132

Outstanding as of December 31, 2020	3,768,034	0.767	4.626	119,146

Granted	1,966,916	7.250
Forfeited	(117,863)	0.972
Exercised	(155,750)	0.602

Outstanding as of December 31, 2021	5,461,337	3.102	5.363	16,713,971

Granted	1,630,142	6.833
Forfeited	(468,814)	5.557
Exercised	(570,451)	0.482

Outstanding as of December 31, 2022	6,052,214	4.166	5.570	7,761,705

Exercisable as of December 31, 2022	3,322,177	2.073	3.586	7,039,511

Options available for future grants	1,423,623

A summary of the Company’s RSUs activity during the years ended December 31, 2022 and 2021 is as follows:

Numbers of RSUs
RSUs:

Outstanding as of January 1, 2021	-

Granted	1,968,974
Forfeited	-
Vested	-

Outstanding as of December 31, 2021	1,968,974

Granted	1,619,898
Forfeited	(417,025)
Vested	(573,583)

Outstanding as of December 31, 2022	2,598,084

c.	Fair value factors:

The following table sets forth the parameters used in computation of the options compensation to employees and service providers:

	Year ended December 31
	2022	2021	2020

Expected term, in years	4.41-6.11	4.61-6.11	4.61
Expected volatility	47%-48%	42%-46%	42.02%-42.64%
Risk-free interest rate	1.74%-3.96%	0.49%-1.28%	0.24%-1.42%
Expected dividend yield	0%	0%	0%

Fair value:

Prior to the Company became a public entity, in determining the fair value for share options granted, the board of directors considered the fair value of the ordinary shares as of each grant date. The fair value of the ordinary shares underlying the share options was determined by the board of directors at each award grant date based upon a variety of factors, including the results obtained from independent third-party valuations, the Company’s financial position and historical financial performance, the status of technological developments within the Company’s products, the composition and ability of the current management team, an evaluation or benchmark of the Company’s competition, the current business climate in the marketplace, the illiquid nature of the ordinary shares, arm’s length sales of the Company’s capital stock, the effect of the rights and preferences of the Company’s preferred shareholders, and the prospects of a liquidity event, among others. Subsequent to the Company became a public entity, the fair value of the Ordinary Shares is the market price of the Ordinary Shares on the date of grant.

Expected volatility:

As the Company was privately owned until October 2021, there is not sufficient historical volatility for the expected term of the stock options. Therefore, the Company uses an average historical share price volatility based on an analysis of reported data for a peer group of comparable publicly traded companies which were selected based upon industry similarities.

Expected term (years):

Expected term represents the period that the Company’s option grants are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the stock options. Therefore, the Company elected to utilize the simplified method to value option grants. Under this approach, the weighted-average expected life is presumed to be the average of the shortest vesting term and the contractual term of the option.

Risk-free interest rate:

The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected dividend yield:

The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

d.	The following table presents stock-based compensation expense to employees included in the Company’s consolidated statements of operations:

	Year ended December 31
	2022	2021	2020

Research and development	$5,726	$1,518	$320
Sales and marketing	1,403	217	65
General and administrative	1,537	419	46
Cost of revenues	127	57	8

Total stock-based compensation expense	$8,793	$2,211	$439

Share based compensation expenses are not deductible for income tax purposes, and therefore the Company did not recognize any tax benefits related to the share-based compensation for the years ended December 31, 2022, 2021 and 2020.

e.	The Company adopted ASU 2018-07 and accordingly measured at the grant dates of each of the above stock-based compensation issued to service providers their fair value using Black and Scholes model, which requires inputs such as exercise price, estimated ordinary share price, expected dividend yield, estimated ordinary share price volatility and risk-free interest rate. During 2022, 2021 and 2020, the Company recognized the total fair value of the stock-based compensation of development related service providers in the amounts of $354, $115 and $52, respectively.